Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2016
Aegean Sea Maritime Holdings Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Amindra Navigation Co.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Hong Kong	[1]
Statement Of Operations
2015	1/1 - 6/17	[1]
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[2]
Country of Incorporation	Hong Kong	[2]
Statement Of Operations
2016	1/1 - 6/30	[2]
2015	1/1 - 6/30	[2]
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[3]
Country of Incorporation	Hong Kong	[3]
Statement Of Operations
2016	1/1 - 6/30	[3]
2015	1/1 - 6/30	[3]
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Limnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.	[4]
Statement Of Operations
2016	1/1 - 6/30	[4]
2015	1/1 - 6/30	[4]
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.	[4]
Statement Of Operations
2016	1/1 - 6/30	[4]
2015	1/1 - 6/30	[4]
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[5]
Country of Incorporation	Marshall Is.	[5]
Statement Of Operations
2016	1/1 - 6/30	[5]
2015	1/1 - 6/30	[5]
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.	[1]
Statement Of Operations
2015	1/1 - 6/17	[1]
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Leros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Kimolos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Samos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Tilos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
Delos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
Navios Maritime Midstream Partners GP LLC
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2016	1/1 - 6/30
2015	1/1 - 6/30

[1]	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary in June 2015.
[2]	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
[3]	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
[4]	Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard's inability to issue a refund guarantee.
[5]	Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.